Selling, general and administrative expenses (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure Of Selling, General And Administrative Expenses [Abstract]
Personnel expenses		₨ 1,441,496		₨ 1,236,206	₨ 1,057,439
Marketing and promotion expenses		301,072		278,638	288,164
Administrative and other expenses	[1]	2,652,246		2,476,429	2,133,684
Selling, general and administrative expense		₨ 4,394,814	$ 67,571	₨ 3,991,273	₨ 3,479,287

[1]	Includes net foreign exchange loss of Nil, Nil and ₹ 6,218 for the years ended March 31, 2018, 2017 and 2016 respectively